TAXES (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(10.00%)	(10.00%)	(10.00%)
Preferential Blue Hat Pingxiang tax rate reduction			(12.50%)
Permanent difference	(15.20%)	2.10%	2.30%
Effective tax rate	(0.20%)	17.10%	4.80%